Item 1. Schedule of Investments:
--------------------------------
PUTNAM GLOBAL EQUITY FUND

QUARTERLY PORTFOLIO HOLDINGS

1-31-05



Putnam Global Equity Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Common stocks (96.7%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,820,660  WPP Group PLC (United Kingdom)                                                 $19,828,940

Aerospace and Defense (2.2%)
-----------------------------------------------------------------------------------------------------------
        337,000  Boeing Co. (The)                                                                17,052,200
        200,419  L-3 Communications Holdings, Inc.                                               14,311,921
        422,500  Lockheed Martin Corp.                                                           24,424,725
                                                                                              -------------
                                                                                                 55,788,846

Automotive (2.2%)
-----------------------------------------------------------------------------------------------------------
        239,530  Hyundai Motor Co. (South Korea)                                                 13,600,630
         78,800  Hyundai Motor Co. GDR 144A (South Korea)                                         2,226,100
         26,520  Porsche AG (Preferred) (Germany)                                                17,283,084
        284,255  Renault SA (France)                                                             23,230,223
                                                                                              -------------
                                                                                                 56,340,037

Banking (7.4%)
-----------------------------------------------------------------------------------------------------------
        762,614  Allied Irish Banks PLC (Ireland)                                                15,158,364
        459,200  Commerce Bancorp, Inc. (S)                                                      26,422,368
      1,008,586  Credit Agricole SA (France)                                                     30,038,404
        792,700  Depfa Bank PLC (Ireland)                                                        13,948,270
        563,200  Fubon Financial Holding Co., Ltd. 144A
                 GDR (Taiwan) (NON)                                                               5,603,840
      2,678,500  IntesaBCI SpA (Italy)                                                           12,437,246
        323,390  National Bank of Greece SA (Greece)                                             10,900,159
      1,132,168  Royal Bank of Scotland Group PLC (United
                 Kingdom)                                                                        37,600,091
        108,153  Royal Bank of Scotland Group PLC 144A
                 (United Kingdom)                                                                 3,591,837
      1,054,758  U.S. Bancorp                                                                    31,695,478
                                                                                              -------------
                                                                                                187,396,057

Beverage (0.8%)
-----------------------------------------------------------------------------------------------------------
        513,004  Interbrew SA (Belgium)                                                          19,023,076

Biotechnology (1.7%)
-----------------------------------------------------------------------------------------------------------
        709,600  Amgen, Inc. (NON) (S)                                                           44,165,504

Broadcasting (1.3%)
-----------------------------------------------------------------------------------------------------------
        702,251  Gestevision Telecinco SA (Spain) (NON)
                 (S)                                                                             15,194,212
      1,307,190  Mediaset SpA (Italy)                                                            18,213,531
                                                                                              -------------
                                                                                                 33,407,743

Chemicals (0.9%)
-----------------------------------------------------------------------------------------------------------
        334,130  BASF AG (Germany)                                                               22,820,464

Commercial and Consumer Services (0.4%)
-----------------------------------------------------------------------------------------------------------
        136,300  eBay, Inc. (NON) (S)                                                            11,108,450

Communications Equipment (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,890,800  Cisco Systems, Inc. (NON)                                                       34,110,032

Computers (0.8%)
-----------------------------------------------------------------------------------------------------------
      2,992,000  Hitachi, Ltd. (Japan)                                                           19,900,387

Conglomerates (3.0%)
-----------------------------------------------------------------------------------------------------------
        348,700  TUI AG (Germany)                                                                 8,144,561
      1,340,242  Tyco International, Ltd. (Bermuda) (S)                                          48,436,346
        642,329  Vivendi Universal SA (France) (NON)                                             20,319,126
                                                                                              -------------
                                                                                                 76,900,033

Consumer Finance (3.7%)
-----------------------------------------------------------------------------------------------------------
        733,300  Countrywide Financial Corp.                                                     27,132,100
        467,300  Credit Saison Co., Ltd. (Japan)                                                 15,901,933
      1,888,450  MBNA Corp.                                                                      50,195,001
                                                                                              -------------
                                                                                                 93,229,034

Consumer Goods (0.8%)
-----------------------------------------------------------------------------------------------------------
        673,858  Reckitt Benckiser PLC (United Kingdom)                                          20,040,970

Electric Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
        802,724  Iberdrola SA (Spain)                                                            19,879,139

Electrical Equipment (1.0%)
-----------------------------------------------------------------------------------------------------------
        319,921  Siemens AG (Germany)                                                            25,436,087

Electronics (5.1%)
-----------------------------------------------------------------------------------------------------------
         28,600  Freescale Semiconductor, Inc. Class A
                 (NON)                                                                              489,060
        742,500  Freescale Semiconductor, Inc. Class B
                 (NON)                                                                           12,971,475
      1,411,100  Intel Corp.                                                                     31,679,195
        233,110  LG Electronics, Inc. (South Korea)                                              16,056,162
        655,100  Omron Corp. (Japan)                                                             15,832,850
         52,170  Samsung Electronics Co., Ltd. (South
                 Korea)                                                                          25,194,293
      1,081,600  SanDisk Corp. (NON) (S)                                                         26,715,520
                                                                                              -------------
                                                                                                128,938,555

Energy (1.6%)
-----------------------------------------------------------------------------------------------------------
        261,800  Cooper Cameron Corp. (NON)                                                      14,768,138
        272,400  Noble Corp. (Cayman Islands) (NON)                                              14,532,540
        527,700  Pride International, Inc. (NON) (S)                                             12,342,903
                                                                                              -------------
                                                                                                 41,643,581

Financial (7.3%)
-----------------------------------------------------------------------------------------------------------
      1,567,240  Citigroup, Inc. (SEG)                                                           76,873,122
        818,800  Fannie Mae                                                                      52,878,104
        451,500  Freddie Mac                                                                     29,478,435
        286,900  Lehman Brothers Holdings, Inc.                                                  26,162,411
                                                                                              -------------
                                                                                                185,392,072

Food (0.7%)
-----------------------------------------------------------------------------------------------------------
        187,235  Groupe Danone (France)                                                          17,449,010

Health Care Services (3.3%)
-----------------------------------------------------------------------------------------------------------
        622,400  Cardinal Health, Inc.                                                           35,053,568
        217,000  CIGNA Corp. (S)                                                                 17,414,250
        136,800  Express Scripts, Inc. (NON)                                                     10,149,192
        160,500  HCA, Inc.                                                                        7,145,460
        264,400  Laboratory Corp. of America Holdings
                 (NON) (S)                                                                       12,651,540
                                                                                              -------------
                                                                                                 82,414,010

Homebuilding (1.0%)
-----------------------------------------------------------------------------------------------------------
         33,587  NVR, Inc. (NON) (S)                                                             26,575,714

Insurance (6.3%)
-----------------------------------------------------------------------------------------------------------
        485,200  ACE, Ltd. (Cayman Islands) (S)                                                  21,057,680
      1,205,636  Aegon NV (Netherlands)                                                          16,342,830
        401,700  American International Group, Inc.                                              26,628,693
        217,800  Everest Re Group, Ltd. (Bermuda)                                                18,926,820
        937,748  ING Groep NV (Netherlands)                                                      26,987,517
        215,700  Radian Group, Inc. (S)                                                          10,340,658
        258,137  XL Capital, Ltd. Class A (Cayman
                 Islands)                                                                        19,303,485
        114,680  Zurich Financial Services AG
                 (Switzerland)                                                                   19,081,161
                                                                                              -------------
                                                                                                158,668,844

Medical Technology (1.4%)
-----------------------------------------------------------------------------------------------------------
        416,300  Medtronic, Inc. (S)                                                             21,851,587
         74,640  Nobel Biocare Holding AG (Switzerland)                                          13,097,492
                                                                                              -------------
                                                                                                 34,949,079

Metals (1.6%)
-----------------------------------------------------------------------------------------------------------
        480,467  Arcelor (Luxembourg)                                                            10,721,241
        623,480  SKF AB Class B (Sweden)                                                         28,698,272
                                                                                              -------------
                                                                                                 39,419,513

Natural Gas Utilities (0.7%)
-----------------------------------------------------------------------------------------------------------
      4,234,000  Tokyo Gas Co., Ltd. (Japan)                                                     17,518,871

Office Equipment & Supplies (1.3%)
-----------------------------------------------------------------------------------------------------------
        609,400  Canon, Inc. (Japan)                                                             31,813,225

Oil & Gas (5.9%)
-----------------------------------------------------------------------------------------------------------
        264,400  Amerada Hess Corp. (S)                                                          22,910,260
        505,960  Canadian Natural Resources, Ltd.
                 (Canada)                                                                        22,326,683
      1,153,456  ExxonMobil Corp.                                                                59,518,330
        507,100  Marathon Oil Corp.                                                              19,639,980
        643,492  Petroleo Brasileiro SA ADR (Brazil) (S)                                         26,157,950
                                                                                              -------------
                                                                                                150,553,203

Pharmaceuticals (9.2%)
-----------------------------------------------------------------------------------------------------------
        431,138  AstraZeneca PLC (United Kingdom)                                                16,180,355
      1,583,402  GlaxoSmithKline PLC (United Kingdom)                                            35,087,120
      1,168,500  Johnson & Johnson                                                               75,601,950
      1,836,991  Pfizer, Inc.                                                                    44,381,703
        163,685  Roche Holding AG (Switzerland) (NON)                                            17,440,263
        665,500  Sankyo Co., Ltd. (Japan)                                                        14,829,636
        343,000  Takeda Chemical Industries, Ltd. (Japan)                                        16,314,385
        361,600  Yamanouchi Pharmaceutical Co., Ltd.
                 (Japan)                                                                         13,178,964
                                                                                              -------------
                                                                                                233,014,376

Photography/Imaging (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,158,400  Xerox Corp. (NON) (S)                                                           18,395,392

Real Estate (0.4%)
-----------------------------------------------------------------------------------------------------------
        528,400  Friedman, Billings, Ramsey Group, Inc.
                 Class A (R) (S)                                                                 10,398,912

Restaurants (0.9%)
-----------------------------------------------------------------------------------------------------------
        717,400  McDonald's Corp.                                                                23,236,586

Retail (2.9%)
-----------------------------------------------------------------------------------------------------------
        132,390  AutoZone, Inc. (NON) (S)                                                        11,815,808
      5,791,240  Dixons Group PLC (United Kingdom)                                               17,310,894
        454,355  Lowe's Cos., Inc.                                                               25,893,691
         25,200  Michaels Stores, Inc.                                                              774,900
        239,200  Rent-A-Center, Inc. (NON)                                                        5,858,008
        422,715  TJX Cos., Inc. (The) (S)                                                        10,584,784
                                                                                              -------------
                                                                                                 72,238,085

Schools (0.4%)
-----------------------------------------------------------------------------------------------------------
        135,200  Apollo Group, Inc. Class A (NON) (S)                                            10,571,288

Software (3.6%)
-----------------------------------------------------------------------------------------------------------
        118,900  Adobe Systems, Inc.                                                              6,765,410
          5,256  Computer Associates International, Inc.                                            142,911
      2,196,500  Microsoft Corp.                                                                 57,724,020
      1,924,100  Oracle Corp. (NON)                                                              26,494,857
                                                                                              -------------
                                                                                                 91,127,198

Technology Services (1.5%)
-----------------------------------------------------------------------------------------------------------
        450,500  Automatic Data Processing, Inc.                                                 19,587,740
        481,900  Fiserv, Inc. (NON) (S)                                                          18,432,675
                                                                                              -------------
                                                                                                 38,020,415

Telecommunications (5.6%)
-----------------------------------------------------------------------------------------------------------
        438,144  France Telecom SA (France)                                                      13,745,821
        533,720  KT Corp. ADR (South Korea)                                                      11,560,375
      1,159,100  Tele Norte Leste Participacoes SA ADR
                 (Brazil)                                                                        16,702,631
        373,180  Telefonos de Mexico SA de CV (Telmex)
                 ADR Ser. L (Mexico)                                                             13,900,955
        607,830  Telekom Austria AG (Austria)                                                    11,408,337
        235,770  Telekom Austria AG 144A (Austria)                                                4,425,158
        289,070  Telus Corp. (Canada)                                                             8,086,037
     24,075,006  Vodafone Group PLC (United Kingdom)                                             62,202,184
                                                                                              -------------
                                                                                                142,031,498

Telephone (1.1%)
-----------------------------------------------------------------------------------------------------------
      3,941,600  China Netcom Group Corp. Hong Kong, Ltd.
                 (Hong Kong) (NON)                                                                5,685,437
      1,037,879  Koninklijke (Royal) KPN NV 144A
                 (Netherlands)                                                                    9,969,926
        179,300  NTL, Inc. (NON) (S)                                                             12,197,779
                                                                                              -------------
                                                                                                 27,853,142

Tobacco (3.0%)
-----------------------------------------------------------------------------------------------------------
        887,903  Altria Group, Inc.                                                              56,674,848
          1,740  Japan Tobacco, Inc. (Japan)                                                     18,503,480
                                                                                              -------------
                                                                                                 75,178,328

Transportation (0.4%)
-----------------------------------------------------------------------------------------------------------
        147,422  Societes Des Autoroutes Paris-Rhin-Rhone
                 (France) (NON)                                                                   8,877,322
         25,370  Societes Des Autoroutes Paris-Rhin-Rhone
                 144A (France) (NON)                                                              1,527,707
                                                                                              -------------
                                                                                                 10,405,029

Transportation Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        839,920  TPG NV (Netherlands)                                                            23,033,576

Water Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
        553,453  Veolia Environnement (France)                                                   19,779,983
                                                                                              -------------
                 Total Common stocks  (cost $2,263,846,883)                                  $2,449,994,284

Short-term investments (8.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $49,435,345  Putnam Prime Money Market Fund (e)                                             $49,435,345
    157,546,309  Short-term investments held as collateral for loaned securities with yields ranging from 2.29%
                 to 2.65% and due dates ranging from February 1,
                 2005 to March 22, 2005 (d)                                                     157,470,893
                                                                                              -------------
                 Total Short-term investments  (cost $206,906,238)                             $206,906,238
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,470,753,121) (b)                                 $2,656,900,522
-----------------------------------------------------------------------------------------------------------




Putnam Global Equity Fund

Forward currency contracts to buy at January 31, 2005 (Unaudited)
(aggregate face value $453,252,104)

                                             Aggregate     Delivery        Unrealized
                                Value       face value       date          depreciation
---------------------------------------------------------------------------------------
Australian Dollar           $120,434,171   $120,573,213     4/20/05        $(139,042)
British Pound                114,638,321    115,359,013     3/16/05         (720,692)
Canadian Dollar               37,089,813     38,200,694     4/20/05       (1,110,881)
Danish Krone                  10,240,623     10,447,660     3/16/05         (207,037)
Euro                          23,031,032     23,557,309     3/16/05         (526,277)
Japanese Yen                  72,558,989     72,970,218     5/18/05         (411,229)
Norwegian Krone               25,938,020     26,557,161     3/16/05         (619,141)
Swiss Franc                   44,288,843     45,586,836     3/16/05       (1,297,993)
---------------------------------------------------------------------------------------
                                                                         $(5,032,292)





Putnam Global Equity Fund

Forward currency contracts to sell at January 31, 2005 (Unaudited)
(aggregate face value $236,172,871)

                                                                           Unrealized
                                             Aggregate     Delivery       appreciation/
                                 Value      face value       date        (depreciation)
---------------------------------------------------------------------------------------
Australian Dollar            $21,280,625    $21,035,223     4/20/05        $(245,402)
British Pound                 10,341,539     10,386,061     3/16/05           44,522
Euro                         151,559,235    153,922,739     3/16/05        2,363,504
Japanese Yen                  13,693,206     13,634,182     5/18/05          (59,024)
Mexican Peso                  10,495,245     10,338,490     4/20/05         (156,755)
Norwegian Krone                6,093,059      6,243,802     3/16/05          150,743
Swedish Krona                 20,019,176     20,612,374     3/16/05          593,198
---------------------------------------------------------------------------------------
                                                                          $2,690,786






Putnam Global Equity Fund

Futures contracts outstanding at January 31, 2005 (Unaudited)

                                                                          Unrealized
                                                Aggregate   Expiration   appreciation/
                                   Value       face value      date     (depreciation)
---------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50 (Long)  $6,477,952     $6,367,437     Mar-05        $110,515
New Financial Times Stock
Exchange 100 Index (Long)        5,915,878      5,796,575     Mar-05         119,303
S&P 500 Index (Long)            48,154,275     48,260,409     Mar-05        (106,134)
Tokyo Price Index (Long)         4,855,568      4,696,247     Mar-05         159,321
---------------------------------------------------------------------------------------
                                                                            $283,005



      NOTES

  (a) Percentages indicated are based on net assets of $2,532,987,725.

  (b) The aggregate identified cost on a tax basis is $2,475,580,720, resulting in gross unrealized appreciation and depreciation of $246,072,195 and $64,752,393, respectively, or net unrealized appreciation of $181,319,802.

(NON) Non-income-producing security.


(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

(R)   Real Estate Investment Trust.

(S)   Securities on loan, in part or in entirety, at January 31, 2005.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At January 31, 2005, the value of securities loaned amounted to $153,196,126. The fund received cash collateral of $157,470,893 which is pooled with collateral of other Putnam funds into 26 issuers of high grade short-term investments.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $364,744 for the period ended January 31, 2005.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at January 31, 2005:
      (as a percentage of Market Value)

      Austria          0.6%
      Belgium          0.8
      Bermuda          2.7
      Brazil           1.7
      Canada           1.2
      Cayman Islands   2.2
      France           5.4
      Germany          2.9
      Ireland          1.2
      Italy            1.2
      Japan            6.6
      Mexico           0.6
      Netherlands      3.1
      South Korea      2.7
      Spain            1.4
      Sweden           1.1
      Switzerland      2.0
      United Kingdom   8.5
      United States   52.8
      Other            1.3
      --------------------
      Total          100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005